Transactions with related parties and affiliates (Details Narrative)		3 Months Ended			4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended
	Jan. 07, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Mar. 30, 2021 USD ($)	May 10, 2021 USD ($)	Jun. 04, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jul. 25, 2022 USD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2022	Mar. 31, 2021
Related Party Transaction [Line Items]
Extraordinary fees and costs expenses related other expense		$ 2,342,000					$ 5,297,000
Professional and Contract Services Expense		73,989,000	$ 41,771,000				147,161,000	$ 64,733,000
General and Administrative Expense		14,170,000	10,319,000				28,086,000	15,226,000
Due from Related Parties, Current		14,722,000					14,722,000				$ 0
Due from Related Parties, Noncurrent		36,302,000					36,302,000				35,245,000
Due to Related Parties, Current		$ 0					0				64,204,000
Working capital balances							$ 0	$ (5,766,000)
Common Stock, Shares, Issued | shares		8,823,529					8,823,529
Common Stock, Value, Issued		$ 30,000,000					$ 30,000,000
Navios Acquisition [Member] | NSM Loan Agreement [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Initiation Date							Mar. 19, 2021
Line of Credit Facility, Maximum Borrowing Capacity		$ 100,000,000					$ 100,000,000
Description of scope, credit facility							to be used for general corporate purposes
Repayment period							two years
Debt Instrument, Basis Spread on Variable Rate							11.00%
Debt Instrument, Frequency of Periodic Payment							quarterly
Navios Acquisition Credit Facility [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Initiation Date							Aug. 24, 2021
Proceeds from Lines of Credit							$ 45,000,000
Debt Instrument, Interest Rate, Stated Percentage		11.50%					11.50%
Eliminated amount upon consolidation											45,000,000
Navios Containers [Member]
Related Party Transaction [Line Items]
Number of vessels acquired													29
Navios Ray [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Related Party Transaction [Line Items]
Vessel year built								2012
Vessel type								Capesize
Vessel capacity in DWT								179,515
Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Related Party Transaction [Line Items]
Vessel year built								2009
Vessel type								Capesize
Vessel capacity in DWT								180,022
Navios Ray and Navios Bonavis [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions								$ 58,000,000
Navios Koyo [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Related Party Transaction [Line Items]
Vessel year built						2011
Vessel type						Capesize
Vessel capacity in DWT						181,415
Property, Plant and Equipment, Additions						$ 28,567,000
Capitalized expenses						$ 67,000
Ete N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Related Party Transaction [Line Items]
Vessel year built					2012
Vessel type					Containership
Vessel capacity in TEU					2,782
Fleur N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Related Party Transaction [Line Items]
Vessel year built					2012
Vessel type					Containership
Vessel capacity in TEU					2,782
Spectrum N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Related Party Transaction [Line Items]
Vessel year built					2009
Vessel type					Containership
Vessel capacity in TEU					2,546
Ete N, Fleur N and Spectrum N [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions					$ 55,500,000
Navios Avior [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Related Party Transaction [Line Items]
Vessel year built				2012
Vessel type				Panamax
Vessel capacity in DWT				81,355
Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Related Party Transaction [Line Items]
Vessel year built				2012
Vessel type				Panamax
Vessel capacity in DWT				81,472
Navios Avior and Navios Centaurus [Member] | Upon Acquisition Of Navios Acquisition And The Completion Of NMCI Merger [Member]
Related Party Transaction [Line Items]
Property, Plant and Equipment, Additions				$ 39,320,000
Capitalized expenses				70,000
Working capital balances				$ (5,766,000)
Management Agreement [Member]
Related Party Transaction [Line Items]
Additional option for automatic renewal							5 years
Daily management fee									$ 25.000
Technical and commercial management daily fee							$ 50.00
Annual growth factor of management fees							3.00%
Number of vessels												36
Payments to Acquire Water and Waste Water Systems		$ 3,628,000	1,398,000				$ 6,274,000	4,865,000
Management Agreement [Member] | Ultra Handymax Vessels [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee							4,480				4,350
Management Agreement [Member] | Panamax Vessels [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee							4,580				4,450
Management Agreement [Member] | Capesize Vessels [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee							5,570				5,410
Management Agreement [Member] | Containership Vessels of TEU 6,800 [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee							7,110				6,900
Management Agreement [Member] | Containership of TEU 3,000 up to 4,999 [Member] | Upon completion of the NMCI Merger [member]
Related Party Transaction [Line Items]
Daily management fee							6,220
Management Agreement [Member] | Containership of TEU 8,000 up to 9,999 [Member] | Upon completion of the NMCI Merger [member]
Related Party Transaction [Line Items]
Daily management fee							7,780
Management Agreement [Member] | Containership of TEU 8,000 up to 9,999 [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee							8,010.00				7,780
Management Agreement [Member] | Containership of TEU 10,000 up to 11,999 [Member] | Upon completion of the NMCI Merger [member]
Related Party Transaction [Line Items]
Daily management fee							8,270
Management Agreement [Member] | Containership of TEU 10,000 up to 11,999 [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee							8,520				8,270
Management Agreement [Member] | MR1 and MR2 product tankers and chemical tankers [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Daily management fee							6,830
Management Agreement [Member] | MR1 and MR2 product tankers and chemical tankers [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee							7,030.00				6,830
Management Agreement [Member] | LR1 Product Tanker [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Daily management fee							7,230
Management Agreement [Member] | LR1 Product Tanker [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee							7,440				7,230
Management Agreement [Member] | VLCC [Member] | Upon Acquisition Of Navios Acquisition [Member]
Related Party Transaction [Line Items]
Daily management fee							9,650
Management Agreement [Member] | VLCC [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee							9,940				9,650
Management Agreement [Member] | Container vessel of 1,300 TEU to 3,400 TEU [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee							6,280				6,100
Management Agreement [Member] | Containership of TEU 3,450 up to 4,999 [Member] | Upon Completion Of The Mergers [Member]
Related Party Transaction [Line Items]
Daily management fee							6,400				6,220
Extended Management Agreement [Member] | Ultra Handymax Vessels [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee							4,350
Extended Management Agreement [Member] | Panamax Vessels [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee							4,450
Extended Management Agreement [Member] | Capesize Vessels [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee							5,410
Extended Management Agreement [Member] | Containership Vessels of TEU 6,800 [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee							6,900
Extended Management Agreement [Member] | Panamax and Sub-panamax Containerships [Member] | From January 1, 2020 [Member]
Related Party Transaction [Line Items]
Daily management fee							6,100
Navios Holdings [Member]
Related Party Transaction [Line Items]
General and Administrative Expense		10,318,000	$ 6,113,000				20,523,000	$ 9,798,000
Due from Related Parties		51,024,000					51,024,000				35,245,000
Due from Related Parties, Current		14,722,000					14,722,000				0
Due from Related Parties, Noncurrent		36,302,000					36,302,000				35,245,000
Due to Related Parties, Current		$ 0					$ 0				$ 64,204,000
NNA Merger [Member] | Supplemental Loan Agreement [Member]
Related Party Transaction [Line Items]
Description of scope, credit facility							to amend the NSM Loan Agreement
Repayments of Debt	$ 33,112,000									$ 35,000,000